NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2020

Security Description	Shares	Value
Common Stock (98.59%)

Communications (33.36%)
Internet (26.83%)
Alphabet Inc*	19,634	28,055,415
Alphabet Inc*	19,803	28,387,997
Amazon.com Inc* (a)	28,665	70,010,536
Baidu Inc*	20,316	2,164,670
Booking Holdings Inc*	3,053	5,005,149
CDW Corp/DE	10,557	1,170,877
eBay Inc	58,683	2,672,424
Expedia Group Inc	10,240	813,875
Facebook Inc* (a)	138,624	31,202,876
JD.com Inc*	68,111	3,700,471
MercadoLibre Inc*	3,652	3,110,299
Netflix Inc*	32,203	13,516,565
Trip.com Group Ltd*	38,853	1,032,324
VeriSign Inc*	8,627	1,889,399
		192,732,877
Media (3.59%)
Charter Communications Inc*	15,423	8,390,112
Comcast Corp	333,591	13,210,204
Fox Corp	26,337	768,250
Fox Corp	19,554	562,764
Liberty Global PLC*	13,520	287,165
Liberty Global PLC*	32,683	674,250
Sirius XM Holdings Inc	325,061	1,891,855
		25,784,600
Telecommunicatoins (2.95%)
Cisco Systems Inc	311,727	14,906,785
T-Mobile US Inc*	62,868	6,289,315
		21,196,100

Total Communications		239,713,577

Consumer, Cyclical (6.82%)
Copart Inc*	17,081	1,526,871
Costco Wholesale Corp	32,462	10,013,553
Dollar Tree Inc*	17,390	1,701,959
Fastenal Co	42,143	1,738,820
Lululemon Athletica Inc*	9,048	2,715,260
Marriott International Inc/MD	24,023	2,126,036
O'Reilly Automotive Inc*	5,559	2,319,438
PACCAR Inc	25,415	1,877,153
Ross Stores Inc	26,580	2,577,197
Starbucks Corp	86,781	6,768,050
Tesla Inc*	13,523	11,291,704
Ulta Beauty Inc*	4,324	1,055,099
United Airlines Holdings Inc*	18,594	521,376
Walgreens Boots Alliance Inc	65,125	2,796,468
Total Consumer, Cyclical		49,028,984

Consumer, Non-Cyclical (14.11%)
Alexion Pharmaceuticals Inc*	16,260	1,949,574
Align Technology Inc*	5,855	1,438,105
Amgen Inc	43,323	9,951,293
Automatic Data Processing Inc	31,571	4,624,836
Biogen Inc*	12,785	3,926,146
BioMarin Pharmaceutical Inc*	13,199	1,406,353
Cintas Corp	7,605	1,885,736
CoStar Group Inc*	2,691	1,767,449
DexCom Inc*	6,727	2,544,891
Gilead Sciences Inc	92,964	7,235,388
IDEXX Laboratories Inc*	6,303	1,946,871
Illumina Inc*	10,801	3,921,303
Incyte Corp*	15,827	1,612,930
Intuitive Surgical Inc*	8,433	4,891,393
Kraft Heinz Co/The	89,732	2,734,134
Mondelez International Inc	105,800	5,514,296
Monster Beverage Corp*	39,509	2,841,092
PayPal Holdings Inc*	86,281	13,374,418
PepsiCo Inc	102,465	13,479,271
Regeneron Pharmaceuticals Inc*	7,876	4,826,492
Seattle Genetics Inc*	12,593	1,979,746
Verisk Analytics Inc	12,041	2,079,240
Vertex Pharmaceuticals Inc*	19,044	5,483,910
Total Consumer, Non-Cyclical		101,414,867

Industrial (0.57%)
CSX Corp	57,083	4,086,001
Total Industrial		4,086,001

Technology (42.98%)
Computers (11.86%)
Apple Inc (a)	251,952	80,105,619
Check Point Software Technologies Ltd*	11,186	1,226,769
Cognizant Technology Solutions Corp	40,235	2,132,455
NetApp Inc	16,770	746,936
Western Digital Corp	22,094	980,311
		85,192,090

Semiconductors (12.42%)
Advanced Micro Devices Inc*	85,915	4,622,227
Analog Devices Inc	27,063	3,056,766
Applied Materials Inc	67,878	3,813,386
ASML Holding NV	5,442	1,793,193
Broadcom Inc	29,147	8,489,647
Intel Corp	314,159	19,770,026
KLA Corp	11,594	2,040,080
Lam Research Corp	10,660	2,917,322
Maxim Integrated Products Inc	19,884	1,146,909
Microchip Technology Inc	17,560	1,686,111
Micron Technology Inc*	80,776	3,869,978
NVIDIA Corp	44,970	15,965,248
NXP Semiconductors NV	20,540	1,973,894
QUALCOMM Inc	83,904	6,786,156
Skyworks Solutions Inc	12,519	1,484,002
Texas Instruments Inc	68,688	8,156,013
Xilinx Inc	18,478	1,699,052
		89,270,010
Software (18.70%)
Activision Blizzard Inc	56,056	4,034,911
Adobe Inc*	35,570	13,751,362
ANSYS Inc*	6,186	1,750,638
Autodesk Inc*	16,135	3,394,481
Cadence Design Systems Inc*	20,618	1,882,217
Cerner Corp	23,080	1,682,532
Citrix Systems Inc	8,987	1,331,154
Electronic Arts Inc*	21,455	2,636,390
Fiserv Inc*	49,608	5,296,646
Intuit Inc	18,992	5,513,757
Microsoft Corp	437,977	80,259,284
NetEase Inc	5,360	2,052,344
Paychex Inc	26,302	1,901,109
Splunk Inc*	11,121	2,066,727
Synopsys Inc*	11,043	1,997,789
Take-Two Interactive Software Inc*	8,328	1,134,024
Workday Inc*	12,050	2,210,332
Zoom Video Communications Inc*	8,211	1,473,710
		134,369,407

Total Technology		308,831,507

Utilities (0.74%)
Exelon Corp	71,431	2,736,522
Xcel Energy Inc	39,403	2,562,377
Total Industrial		5,298,899

Total Common Stock (Cost $342,866,748)		708,373,835

United States Treasury Bills (1.32%)
0.000%; 06/18/20	9,500,000	9,499,439
United States Treasury Bills (Cost $9,499,206)		9,499,439

Total Investments (Cost $352,365,954) (b) (99.90%)		717,873,274
Other Net Assets (0.10%)		726,912
Net Assets (100.00%)		718,600,186

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $352,663,577.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	376,147,940
Unrealized depreciation	(10,938,243)
Net unrealized appreciation	365,209,697

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2020:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
55 / JUN 2020 / Long / CME	11,229,590	10,516,275	713,315